GAIN (LOSS) ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS (Details)	1 Months Ended							3 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($) vessel $ / shares shares	Oct. 31, 2016 USD ($)	Aug. 31, 2016 USD ($)	Feb. 29, 2016 USD ($)	Nov. 30, 2015 USD ($) vessel	Aug. 31, 2015 USD ($)	Apr. 30, 2015 vessel	Dec. 31, 2017 USD ($) vessel $ / shares	Sep. 30, 2017 vessel $ / shares shares	Dec. 31, 2017 USD ($) vessel $ / shares shares	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($)	Oct. 07, 2014 $ / shares
gain/loss on sale of assets and deferred gains [Line Items]
Share Price (in dollars per share) | $ / shares													$ 7.85
Gain (loss) on sale of assets and amortization of deferred gains										$ (312,000)	$ 300,000	$ (10,788,000)
Fractus and Radiatus [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Gain (loss) on sale of assets and amortization of deferred gains												(8,900,000)
Number of newbuilding vessels converted and sold | vessel					2
Proceeds from sale of vessels											$ 1,900,000
KSL Atlantic, KSL Baltic, KSL Mediterranean, KSL Caribbean [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Number of newbuilding vessels expected to be delivered and sold | vessel							4
Golden Lyderhorn [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Gain (loss) on sale of assets and amortization of deferred gains			$ (9,000)
Front Caribbean [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Gain (loss) on sale of assets and amortization of deferred gains				$ 68,000
Front Mediterranean [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Gain (loss) on sale of assets and amortization of deferred gains		$ 13,000
KSL Atlantic and KSL Baltic [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Number of newbuilding vessels delivered and sold | vessel											2
KSL Atlantic [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Gain (loss) on sale of assets and amortization of deferred gains						$ (2,200,000)						(2,200,000)
KSL Baltic [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Gain (loss) on sale of assets and amortization of deferred gains					$ 100,000							100,000
Capesize Vessels [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Gain (loss) on sale of assets and amortization of deferred gains										258,000	$ 228,000	132,000
Capesize Newbuildings [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Gain (loss) on sale of assets and amortization of deferred gains										0	0	(8,858,000)
Capesize Vessels [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Gain (loss) on sale of assets and amortization of deferred gains										$ (570,000)	$ 72,000	$ (2,062,000)
Supramax Vessels [Member]
gain/loss on sale of assets and deferred gains [Line Items]
Number of vessels sold | vessel	6							6	6	6
Number of vessels sold under partial share consideration | vessel	1							1	1
Cash consideration	$ 135,100,000									$ 135,100,000
Consideration shares received (in shares) | shares	910,802								910,802	910,802
Share Price (in dollars per share) | $ / shares	$ 7.4							$ 7.4	$ 7.4	$ 7.4
Gain (loss) on sale of assets and amortization of deferred gains								$ (600,000)